Summary of Significant Accounting Policies - Schedule of Inputs Into the Respective Models (Detail)	Dec. 31, 2022 d shares yr	Mar. 02, 2022 shares d yr
Stock Price
Disclosure In Tabular Form Of Assumptions Based On Significant Unobservable Inputs Used In The Valuation Of Earn out Liability Arising Out Of Business Combination [Line Items]
Valuation Assumptions | shares	0.73	9.43
Simulated trading days
Disclosure In Tabular Form Of Assumptions Based On Significant Unobservable Inputs Used In The Valuation Of Earn out Liability Arising Out Of Business Combination [Line Items]
Valuation Assumptions | d	1,050	1,198
Volatility (annual)
Disclosure In Tabular Form Of Assumptions Based On Significant Unobservable Inputs Used In The Valuation Of Earn out Liability Arising Out Of Business Combination [Line Items]
Valuation Assumptions	109.3	30.5
Risk-free Rate
Disclosure In Tabular Form Of Assumptions Based On Significant Unobservable Inputs Used In The Valuation Of Earn out Liability Arising Out Of Business Combination [Line Items]
Valuation Assumptions	4.04	1.74
Estimated time to expiration
Disclosure In Tabular Form Of Assumptions Based On Significant Unobservable Inputs Used In The Valuation Of Earn out Liability Arising Out Of Business Combination [Line Items]
Valuation Assumptions | yr	4.17	5